Financial Instruments	12 Months Ended
May 26, 2013
Fair Value Disclosures [Abstract]
Financial Instruments
FINANCIAL INSTRUMENTS
Marketable securities are carried at fair value and consist of available-for-sale securities related to insurance funding requirements for our workers' compensation and general liability claims. The following table summarizes cost and market value for our securities that qualify as available-for-sale as of May 26, 2013:

(in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Market Value
Available-for-sale securities	$24.1	$0.2	$—	$24.3

Earnings include insignificant realized gains and loss from sales of available-for-sale securities. At May 26, 2013, the scheduled maturities of our available-for-sale securities are as follows:

(in millions)	Cost	Market Value
Less than 1 year	$2.0	$2.0
1 to 3 years	13.9	14.1
3 to 5 years	8.2	8.2
Total	$24.1	$24.3